Sterling Capital Behavioral International Equity Fund

Schedule of Portfolio Investments

December 31, 2019 (Unaudited)

Shares		Fair Value
COMMON STOCKS — 98.0%
	Australia — 8.0%
121,850	Coca-Cola Amatil, Ltd.	$945,720
22,875	Commonwealth Bank of Australia	1,282,596
132,725	Fortescue Metals Group, Ltd.	995,663
1,250	Macquarie Group, Ltd.	120,920
163,725	Origin Energy, Ltd.	970,854
173,650	Santos, Ltd.	996,805
294,525	Stockland, REIT	954,874
370,000	Telstra Corp., Ltd.	919,151
546,275	Vicinity Centres, REIT	954,537
		8,141,120
	Austria — 2.0%
19,050	OMV AG	1,070,133
37,375	Raiffeisen Bank International AG	938,672
		2,008,805
	Belgium — 3.0%
11,550	Ageas	682,506
8,725	KBC Group NV	656,308
8,450	Solvay SA	979,119
16,200	Telenet Group Holding NV	727,955
		3,045,888
	Finland — 0.5%
19,500	Fortum OYJ	481,329
	France — 12.6%
13,575	Amundi SA(b)	1,064,377
12,700	Atos SE	1,058,737
23,275	BNP Paribas SA	1,379,269
75	Capgemini SE	9,162
25,600	Cie de Saint-Gobain	1,048,121
70,475	Credit Agricole SA	1,021,749
9,400	Eiffage SA	1,075,491
8,825	Faurecia SE	475,451
8,875	Ingenico Group SA	963,657
27,825	Klepierre SA, REIT	1,056,507
68,025	Natixis SA	302,011
40,575	Peugeot SA	969,431
32,525	Societe Generale SA	1,131,534
6,600	Unibail-Rodamco-Westfield, REIT	1,041,268
4,850	Valeo SA	170,879
		12,767,644
	Germany — 6.8%
17,825	Bayer AG	1,455,792
3,875	Brenntag AG	210,724
102,000	E.ON SE	1,089,678
19,050	Fresenius SE & Co. KGaA	1,072,270
9,125	HeidelbergCement AG	664,902
10,500	Henkel AG & Co. KGaA	989,344
1,800	KION Group AG	124,294
4,300	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	1,268,536
		6,875,540
	Hong Kong — 1.5%
51,500	CK Hutchison Holdings, Ltd.	491,055
42,700	Melco Resorts & Entertainment Ltd., ADR	1,032,059
		1,523,114

Shares		Fair Value
COMMON STOCKS — (continued)
	Ireland — 1.0%
25,925	Smurfit Kappa Group PLC	$1,002,742
	Israel — 0.9%
91,375	Teva Pharmaceutical Industries, Ltd., ADR(a)	895,475
	Italy — 4.4%
52,125	Assicurazioni Generali SpA	1,076,115
333,725	Intesa Sanpaolo SpA	879,099
74,175	Mediobanca Banca di Credito Finanziario SpA	816,711
146,250	Snam SpA	768,957
1,509,100	Telecom Italia SpA/Milano	924,204
		4,465,086
	Japan — 23.8%
38,900	Alps Alpine Co., Ltd.	883,004
3,500	Central Japan Railway Co.	703,741
16,900	FUJIFILM Holdings Corp.	807,075
21,100	Hankyu Hanshin Holdings, Inc.	902,567
24,200	Hitachi, Ltd.	1,021,137
95,400	Inpex Corp.	988,318
57,000	ITOCHU Corp.	1,321,071
67,500	J Front Retailing Co., Ltd.	941,441
48,100	KDDI Corp.	1,435,130
52,900	LIXIL Group Corp.	912,888
13,400	Medipal Holdings Corp.	295,743
155,700	Mitsubishi UFJ Lease & Finance Co., Ltd.	1,002,349
53,900	Mitsui & Co., Ltd.	958,101
57,100	Nexon Co., Ltd.(a)	757,448
44,000	Nippon Telegraph & Telephone Corp.	1,112,042
73,700	NTT Data Corp.	985,663
86,000	Obayashi Corp.	955,173
53,700	ORIX Corp.	889,882
149,100	Renesas Electronics Corp.(a)	1,018,644
53,100	Sekisui House, Ltd.	1,133,943
94,400	Shimizu Corp.	961,636
50,600	Sumitomo Corp.	751,579
28,700	Toyota Motor Corp.	2,022,245
26,400	Toyota Tsusho Corp.	927,370
25,800	Yokohama Rubber Co., Ltd. (The)	500,390
		24,188,580
	Netherlands — 3.3%
54,025	ABN AMRO Bank NV(b)	982,934
9,200	Heineken Holding NV	891,621
18,700	Koninklijke Ahold Delhaize NV	467,657
15,750	Randstad NV	961,784
		3,303,996
	Norway — 0.7%
40,475	DNB ASA	757,405
	Singapore — 0.9%
308,100	Wilmar International, Ltd.	943,806
	Spain — 3.3%
18,350	ACS Actividades de Construccion y Servicios SA	733,794
214,025	Banco Bilbao Vizcaya Argentaria SA	1,196,283
24,075	Enagas SA	614,095
31,100	Endesa SA	829,915
22,202	Repsol SA(a)	10,534
		3,384,621

See accompanying Notes to the Schedule of Portfolio Investments.

Sterling Capital Behavioral International Equity Fund

Schedule of Portfolio Investments — (continued)

December 31, 2019 (Unaudited)

Shares		Fair Value
COMMON STOCKS — (continued)
	Sweden — 2.7%
32,500	Essity AB, Class B	$1,047,206
46,875	Skanska AB, Class B	1,059,478
11,825	Swedish Match AB	609,534
		2,716,218
	Switzerland — 9.0%
16,325	Adecco Group AG	1,032,668
15,400	Cie Financiere Richemont SA	1,210,296
24,725	Novartis AG	2,347,828
8,050	Roche Holding AG	2,611,800
900	Swisscom AG	476,689
3,550	Zurich Insurance Group AG	1,456,608
		9,135,889
	United Kingdom — 13.6%
43,875	Anglo American PLC	1,262,887
38,150	Antofagasta PLC	463,294
151,450	Aviva PLC	839,962
15,425	Berkeley Group Holdings PLC	992,795
38,200	British American Tobacco PLC	1,635,141
73,400	GlaxoSmithKline PLC	1,729,655
81,375	GVC Holdings PLC	953,079
243,875	Legal & General Group PLC	978,808
24,275	Rio Tinto PLC	1,447,934
16,125	Royal Dutch Shell PLC, Class A	477,381
50,175	SSE PLC	956,059
228,150	Standard Life Aberdeen PLC	991,549
75,775	WPP PLC	1,070,470
		13,799,014
	Total Common Stocks
	(Cost $89,594,585)	99,436,272

PREFERRED STOCKS — 1.0%
	Germany — 1.0%
13,100	Porsche Automobil Holding SE	979,230
	Total Preferred Stocks
	(Cost $927,347)	979,230

Shares		Fair Value
MONEY MARKET FUND — 0.4%
	United States — 0.4%
379,363	Federated Treasury Obligations Fund, Institutional Shares, 1.51%(c)	$379,363
	Total Money Market Fund
	(Cost $379,363)	379,363
Total Investments — 99.4%
(Cost $90,901,295)		100,794,865
Net Other Assets (Liabilities) — 0.6%		616,417
NET ASSETS — 100.0%		$101,411,282

(a)	Represents non-income producing security.
(b)	Rule 144A, Section 4(2) or other security that is restricted as to resale to qualified institutional investors. Sterling Capital Management LLC (the “Advisor”), using Board approved procedures, has deemed these securities or a portion of these securities to be liquid.
(c)	Represents the current yield as of report date.

ADR — American Depository Receipts

Continued

Sterling Capital Behavioral International Equity Fund

Schedule of Portfolio Investments — (continued)

December 31, 2019 (Unaudited)

Industry	Percentage of net assets
Auto Components	1.1%
Automobiles	3.9%
Banks	10.9%
Beverages	1.8%
Building Products	1.9%
Capital Markets	2.4%
Chemicals	1.0%
Construction & Engineering	4.7%
Construction Materials	0.7%
Containers & Packaging	1.0%
Diversified Financial Services	1.9%
Diversified Telecommunication Services	3.4%
Electric Utilities	2.2%
Electronic Equipment, Instruments & Components	2.8%
Entertainment	0.7%
Equity Real Estate Investment Trusts (REITS)	4.0%
Food & Staples Retailing	0.5%
Food Products	0.9%
Gas Utilities	1.4%
Health Care Providers & Services	1.3%
Hotels, Restaurants & Leisure	2.0%
Household Durables	2.1%
Household Products	2.0%
Industrial Conglomerates	0.5%
Insurance	6.2%
IT Services	2.0%
Machinery	0.1%
Media	1.8%
Metals & Mining	4.1%
Money Market Fund	0.4%
Multiline Retail	0.9%
Multi-Utilities	1.1%
Oil, Gas & Consumable Fuels	4.5%
Pharmaceuticals	8.9%
Professional Services	2.0%
Road & Rail	1.6%
Semiconductors & Semiconductor Equipment	1.0%
Technology Hardware, Storage & Peripherals	0.8%
Textiles, Apparel & Luxury Goods	1.2%
Tobacco	2.2%
Trading Companies & Distributors	4.1%
Wireless Telecommunication Services	1.4%
99.4%

Continued

Sterling Capital Funds

Notes to Schedule of Portfolio Investments - Sterling Capital Behavioral International Equity Fund

December 31, 2019 (Unaudited)

1.	Organization:

Sterling Capital Funds (the “Trust”) commenced operations on October 5, 1992 and is registered under the Investment Company Act of 1940, as amended (“the 1940 Act”), as an open-end investment company established as a Massachusetts business trust.

The Trust offers shares of Sterling Capital Behavioral International Equity Fund (referred to as the “Fund”).

The Fund is a “diversified” fund as defined in the 1940 Act.

2.	Significant Accounting Policies:

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 Financial Services-Investment Companies. The following is a summary of significant accounting policies followed by the Fund. The policies are in conformity with United States generally accepted accounting principles (“U.S. GAAP”). The preparation of this schedule requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the schedule and the reported amounts of income and expenses for the reporting period. Actual results could differ from those estimates.

Securities Valuation — Investments of the Fund in securities traded on a national securities exchange or in the over-the-counter market are valued at the closing price on the principal exchange or market (including the NASDAQ Closing Price for securities traded on NASDAQ), typically 4:00 PM ET or, absent such a price, by reference to the latest available bid prices in the principal market in which such securities are normally traded. The Fund may also use an independent pricing service approved by the Board of Trustees (the “Board”) to value certain securities, including the use of electronic and matrix techniques. Investments in open-end investment companies are valued at their respective net asset values as reported by such companies. Investments in closed-end investment companies and exchange-traded funds are valued at their market values based upon the latest available sale price or, absent such a price, by reference to the latest available bid prices in the principal market in which such securities are normally traded. The differences between cost and fair value of investments are reflected as either unrealized appreciation or depreciation. Securities for which market quotations are not readily available or deemed unreliable (e.g., an approved pricing service does not provide a price, a furnished price is in error, certain stale prices, or an event occurs that materially affects the furnished price) will be fair valued in accordance with procedures established in good faith under the general supervision of the Board.

Fair value pricing may be used if events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Fund’s net asset value is calculated; such securities may be valued at fair value in accordance with procedures adopted by the Board.

Fair Value Measurements — The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described as follows:

● Level 1 – quoted prices in active markets for identical securities

● Level 2 – based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

● Level 3 – based on significant unobservable inputs (including a Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. During the period ended December 31, 2019, there were no significant changes to the valuation policies and procedures.

The summary of inputs used to determine the fair value of the Fund’s investments as of December 31, 2019 is as follows:

Sterling Capital Funds

Notes to Schedule of Portfolio Investments - Sterling Capital Behavioral International Equity Fund — (continued)

December 31, 2019 (Unaudited)

	Level 1– Quoted Prices		Level 2– Other Significant Observable Inputs		Level 3– Significant Unobservable Inputs	Total
Assets:
Investments in Securities
Sterling Capital Behavioral International Equity Fund	$70,902,465	(a)	$29,892,400	(a)	$—	$100,794,865

(a)	Industries, countries or security types are disclosed in the Schedule of Portfolio Investments.

Cash and Cash Equivalents — The Fund considers liquid assets deposited with a bank, and certain short term debt instruments with original maturities of three months or less to be cash equivalents. These investments represent amounts held with financial institutions that are readily accessible to pay Fund expenses or investments. The Fund may invest its excess cash in the Federated Treasury Obligations Fund or a similar money market fund or other short-term investment.

Credit Enhancements — Certain obligations held in the Fund have credit enhancement or liquidity features that may, under certain circumstances, provide for repayment of principal and interest on the obligation upon demand date, interest rate reset date or final maturity. These enhancements may include: letters of credit; liquidity guarantees; security purchase agreements; tender option purchase agreements; and third party insurance (i.e., AMBAC).

Foreign Currency Translation — The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the latest foreign exchange bid quotation (from an approved pricing vendor) to determine the fair value of investments, assets and liabilities. Purchases and sales of securities, income and expenses are translated at the prevailing rate of exchange, on the respective dates of such transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments and foreign currencies.

Forward Foreign Currency Exchange Contracts — The Fund may enter into forward foreign currency exchange contracts (foreign currency exchange risk) in connection with planned purchases or sales of securities or to hedge the U.S. dollar value of Funds securities denominated in a particular currency. A foreign currency exchange contract is an agreement between two parties to buy and sell a currency at a set exchange rate on a future date. The Fund can be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. In the event of default by the counterparty to the transaction, the Fund’s maximum amount of loss, as either the buyer or seller, is the unrealized gain of the contract. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized gains or losses until the contract settlement date. When the contract is closed, the Fund records a realized gain (loss) equal to the difference between the value at the time it was opened and the value at the time it was closed.

Mortgage Dollar Rolls — The Fund may sell mortgage-backed securities for delivery in the current month and simultaneously contract to repurchase substantially similar (same type, coupon and maturity) securities on a specific future date at an agreed-upon price. The market value of the securities that a Fund is required to purchase may decline below the agreed upon repurchase price of those securities. Pools of mortgages collateralizing those securities may have different prepayment histories than those sold. During the period between the sale and repurchase, a Fund will not be entitled to receive interest and principal payments on the securities sold. Proceeds of the sale will be invested in additional instruments for a Fund, and the income from these investments will generate income for a Fund. If such income does not exceed the income, capital appreciation and gain or loss that would have been realized on the securities sold as part of the dollar roll, the use of this technique will diminish the investment performance of a Fund compared with what the performance would have been without the use of dollar rolls. The Fund accounts for mortgage dollar roll transactions as purchases and sales. The Fund did not hold any mortgage dollar rolls during the period.

Risks Associated with Foreign Securities and Currencies — Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of domestic issuers. Such risks include future political and economic developments and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments which could adversely affect investments in those countries. Certain foreign investments may also be subject to foreign withholding taxes.

Sterling Capital Funds

Notes to Schedule of Portfolio Investments - Sterling Capital Behavioral International Equity Fund — (continued)

December 31, 2019 (Unaudited)

When-Issued — The Fund may purchase securities on a “when-issued” basis. The Fund records when-issued securities on the trade date and pledge assets with a value at least equal to the purchase commitment for payment of the securities purchased. The value of the securities underlying when-issued or forward commitments to purchase securities, and any subsequent fluctuation in their value, is taken into account when determining the net asset value of the Fund commencing with the date the Fund agrees to purchase the securities. The Fund does not accrue interest or dividends on “when-issued” securities until the underlying securities are received.